UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Peconic Partners LLC
Address: 506 Montauk Highway
	 PO Box 3002
	 East Quogue, NY 11942


Form 13F File Number:   28-06618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Wook Lee
Title: Chief Operating Officer
Phone: (212) 904-0445

Signature, Place, and Date of Signing:

	/s/ Wook Lee	 	New York, NY		05/15/2009
	[Signature]		[City, State]		[Date]


Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	First quarter 2009

Form 13F Information Table Entry Total:  	46

Form 13F Information Table Value Total:  	$325,079
					 	(thousands)

List of Other Included Managers: 		NONE

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							FORM 13F INFORMATION TABLE


Column 			Column 			Column 		Column 			Column 			Column	Column	Column
1			2			3		4			5			6	7	8
-------------------	---------------		---------	-------		----------------------------	------	------	--------------
NAME			TITLE							SHS
OF			OF					VALUE		OR PRN		SH/	PUT/	INVST	OTR	VTNG AUTHRTY
ISSUER			CLS			CUSIP		x$1000		AMT		PRN	CALL	DSCRTN	MGRS	SOLE 	SHRD NONE
-------------------	---------------		---------	-------		------		----	----	------	------	---- 	---- ----

ADA-ES INC		COM			005208103	86		32,810		SH 		SOLE	NONE	SOLE
ALPHA NATURAL RESOURCES	COM			02076X102	21,407		1,206,025	SH 		SOLE	NONE	SOLE
AMERICAN TOWER CORP	CL A			029912201	25,790		847,513		SH 		SOLE	NONE	SOLE
APPLE INC		COM			037833100	18,922		180,000		SH 		SOLE	NONE	SOLE
BPZ RESOURCES INC	COM			055639108	4,647		1,255,867	SH 		SOLE	NONE	SOLE
BARRICK GOLD CORP	COM			067901108	7,641		235,700		SH 		SOLE	NONE	SOLE
CALPINE CORP		COM NEW			131347304	204		30,000		SH 		SOLE	NONE	SOLE
CEPHALON INC		COM			156708109	12,571		184,600		SH 		SOLE	NONE	SOLE
CROWN CASTLE INTL CORP	COM			228227104	13,865		679,300		SH 		SOLE	NONE	SOLE
ENTERPRISE PROD PTNRS L	COM			293792107	779		35,000		SH 		SOLE	NONE	SOLE
EQUINIX INC		NOTE 3.000%10/1		29444UAG1	356		500,000		SH 		SOLE	NONE	SOLE
EQUINIX INC		NOTE 2.500% 4/1		29444UAF3	828		1,000,000	SH 		SOLE	NONE	SOLE
FINISAR 		COM			31787A101	2,251		5,116,550	SH 		SOLE	NONE	SOLE
FINISAR			NOTE 2.500%10/1		31787AAF8	985		2,000,000	SH 		SOLE	NONE	SOLE
FLOTEK INDS INC DEL	COM			343389102	157		100,000		SH 		SOLE	NONE	SOLE
FLOTEK INDS INC DEL	NOTE 5.250% 2/1		343389AA0	317		1,250,000	SH 		SOLE	NONE	SOLE
FOUNDATION COAL HLDGS	COM			35039W100	2,283		159,100		SH 		SOLE	NONE	SOLE
GAFISA S A		SPONS ADR		362607301	100		10,000		SH 		SOLE	NONE	SOLE
GOODYEAR TIRE & RUBR CO	COM			382550101	5,556		887,600		SH 		SOLE	NONE	SOLE
GOOGLE INC		CL A			38259P508	3,341		9,600		SH 		SOLE	NONE	SOLE
HOLOGIC INC		COM			436440101	12,672		968,100		SH 		SOLE	NONE	SOLE
HOLOGIC INC		FRNT 2.000%12/1		436440AA9	12,285		18,000,000	SH 		SOLE	NONE	SOLE
INTEL CORP		COM			458140100	8,944		595,100		SH 		SOLE	NONE	SOLE
intl GAME TECHNOLOG	COM			459902102	2,040		221,300		SH 		SOLE	NONE	SOLE
INTREPID POTASH INC	COM			46121Y102	5,107		276,800		SH 		SOLE	NONE	SOLE
ISHARES INC		MSCI BRAZIL		464286400	754		20,000		SH 		SOLE	NONE	SOLE
MYR GROUP INC DEL	COM			55405W104	686		45,000		SH 		SOLE	NONE	SOLE
MASTERCARD INC		CL A			57636Q104	23,447		140,000		SH 		SOLE	NONE	SOLE
NVIDIA CORP		COM			67066G104	12,325		1,250,000	SH 		SOLE	NONE	SOLE
NETAPP INC		COM			64110D104	9,928		669,000		SH 		SOLE	NONE	SOLE
NEWMONT MINING CORP	COM			651639106	10,899		243,500		SH 		SOLE	NONE	SOLE
NUANCE COMMUNICATIONS	COM			67020Y100	17,359		1,601,400	SH 		SOLE	NONE	SOLE
OCCIDENTAL PETE CORP	COM			674599105	278		5,000		SH 		SOLE	NONE	SOLE
POTASH CORP SASK INC	COM			73755L107	16,162		200,000		SH 		SOLE	NONE	SOLE
RESEARCH IN MOTION LTD	COM			760975102	6,165		143,000		SH 		SOLE	NONE	SOLE
RIVERBED TECHNOLOGY INC	COM			768573107	2,561		195,800		SH 		SOLE	NONE	SOLE
SBA COMMUNICATIONS CORP	COM			78388J106	17,046		731,600		SH 		SOLE	NONE	SOLE
SHERWIN WILLIAMS CO	COM			824348106	6,044		116,300		SH 		SOLE	NONE	SOLE
SPDR TR			COM			78462F103	1,590		20,000		SH	PUT 	SOLE	NONE	SOLE
TESCO CORP		COM			88157K101	279		35,666		SH 		SOLE	NONE	SOLE
TEVA PHARMACEUTICAL IND ADR			881624209	4,316		95,800		SH 		SOLE	NONE	SOLE
VARIAN MED SYS INC	COM			92220P105	17,186		564,600		SH 		SOLE	NONE	SOLE
VERISIGN INC		COM			92343E102	6,008		318,400		SH 		SOLE	NONE	SOLE
WMS INDS INC		COM			929297109	4,535		216,900		SH 		SOLE	NONE	SOLE
YAMANA GOLD INC		COM			98462y100	198		21,400		SH 		SOLE	NONE	SOLE
ZEBRA TECHNOLOGIES CORP	CL A			989207105	4,177		219,600		SH 		SOLE	NONE	SOLE

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